UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Annual Shareholder Report https://alphabluecapitalabcs.com/etf/
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This annual shareholder report contains important information about the Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://alphabluecapitalabcs.com/etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.40%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (12/18/2023)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF - NAV	(0.16)%	11.56%
Bloomberg US 2500 Total Return Index	2.83%	13.14%
Bloomberg US Aggregate Equity Total Return Index	13.69%	21.41%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://alphabluecapitalabcs.com/etf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the period, the Fund generated a total return of (0.16)%, trailing the Bloomberg U.S. 2500 Index and the Bloomberg U.S. Aggregate Equity Total Return Index, which returned 2.83% and 13.69%, respectively. U.S. equity markets were led by strong performance in Utilities and Information Technology, which the Fund benefited from.
Relative underperformance during the period was driven primarily by security selection, which accounted for approximately two-thirds of the performance differential, with sector allocation contributing the remaining one-third. The Fund’s exposures to the Vanguard Mid-Cap and Small-Cap ETFs performed largely in line with the Bloomberg U.S. 2500 Total Return Index and did not materially detract from relative results.
Market conditions during the period were marked by heightened volatility. Equity markets sold off sharply in early April following the announcement of new tariffs, before rebounding as investor sentiment shifted toward growth-oriented stocks. The rally was supported by
Annual Shareholder Report: November 30, 2025

Alpha Blue Capital US Small-Mid Cap Dynamic ETF Ticker: ABCS Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Annual Shareholder Report https://alphabluecapitalabcs.com/etf/

optimism surrounding artificial intelligence infrastructure investment and adoption, as well as increasing expectations for Federal Reserve rate cuts.
As the Federal Reserve began easing monetary policy, low quality small-mid cap stocks experienced a pronounced rebound, creating a challenging environment for fundamentally driven strategies within this segment of the market.
Despite near-term performance headwinds, the Fund remains well diversified and positioned with attractive valuations, sound fundamentals, and a focus on quality companies exhibiting positive business momentum.

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,556,955	Advisory Fees	$42,152
Portfolio Turnover Rate*	46%	Fees Waived and/or Expenses Reimbursed	(5,408)
# of Portfolio Holdings	105	Net Advisory Fees Paid	$36,744
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING OF COMMON STOCK (as a % of Net Assets)
Financials	20.6%
Health Care	14.7%
Consumer Discretionary	10.1%
Energy	6.3%
Industrials	5.7%
Materials	2.7%
Consumer Staples	2.5%
Information Technology	2.2%
Real Estate	1.6%
Communication Services	1.2%
Utilities	1.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard Small-Cap Value ETF	10.6%
Vanguard Mid-Cap Value ETF	9.7%
Vanguard Small-Cap ETF	5.2%
Vanguard Mid-Cap ETF	5.1%
Elevance Health, Inc.	2.1%
Global Payments, Inc.	2.0%
Ameriprise Financial, Inc.	1.6%
Tenet Healthcare Corp.	1.5%
GE HealthCare Technologies, Inc.	1.4%
Lithia Motors, Inc.	1.3%
Material Fund Changes
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated March 31, 2025, at https://alphabluecapitalabcs.com/etf/ or by calling (215) 330-4476.
Prior to April 1, 2025, the Fund’s investment adviser waived receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) did not exceed 0.25% of the Fund’s average daily net assets. This agreement remained in place through March 31, 2025, after which it was discontinued.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://alphabluecapitalabcs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,250	$1,750
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.

(a)

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

COMMON STOCKS - 67.3%	Shares	Value
Communication Services - 1.2%
Broadcasting - 0.3%
Nexstar Media Group, Inc.	176	$33,816

Cable & Satellite - 0.4%
Sirius XM Holdings, Inc.	1,818	38,651

Movies & Entertainment - 0.5%
Madison Square Garden Sports Corp. (a)	236	53,815
Total Communication Services		126,282

Consumer Discretionary - 10.1%
Apparel, Accessories & Luxury Goods - 0.5%
PVH Corp.	586	49,669

Automotive Parts & Equipment - 1.6%
BorgWarner, Inc.	1,247	53,696
Lear Corp.	1,026	110,151
		163,847
Automotive Retail - 1.3%
Lithia Motors, Inc.	445	141,884

Casinos & Gaming - 0.7%
Boyd Gaming Corp.	866	72,138

Distributors - 0.4%
LKQ Corp.	1,341	39,814

Footwear - 0.5%
Crocs, Inc. (a)	643	54,642

Homebuilding - 1.1%
DR Horton, Inc.	334	53,109
Lennar Corp. - Class A	465	61,055
		114,164
Hotels, Resorts & Cruise Lines - 2.1%
Expedia Group, Inc.	503	128,612
Norwegian Cruise Line Holdings Ltd. (a)	3,312	61,140
Wyndham Hotels & Resorts, Inc.	482	35,282
		225,034
Leisure Products - 0.6%
Mattel, Inc. (a)	2,807	59,284

The accompanying notes are an integral part of these financial statements.

1

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 67.3% (CONTINUED)	Shares	Value
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	2,310	$56,572

Specialized Consumer Services - 0.8%
Frontdoor, Inc. (a)	814	43,899
H&R Block, Inc.	1,009	42,499
		86,398
Total Consumer Discretionary		1,063,446

Consumer Staples - 2.5%
Brewers - 0.7%
Molson Coors Beverage Co. - Class B	1,561	72,602

Consumer Staples Merchandise Retail - 0.5%
Target Corp.	562	50,928

Distillers & Vintners - 0.5%
Constellation Brands, Inc. - Class A	428	58,371

Packaged Foods & Meats - 0.4%
J M Smucker Co.	411	42,818

Soft Drinks & Non-alcoholic Beverages - 0.4%
Keurig Dr Pepper, Inc.	1,485	41,432
Total Consumer Staples		266,151

Energy - 6.3%
Oil & Gas Equipment & Services - 0.6%
Halliburton Co.	2,218	58,156

Oil & Gas Exploration & Production - 2.4%
Canadian Natural Resources Ltd.	3,522	118,938
Diamondback Energy, Inc.	528	80,567
Viper Energy, Inc. - Class A	1,430	52,238
		251,743
Oil & Gas Refining & Marketing - 1.7%
Phillips 66	494	67,658
Valero Energy Corp.	380	67,169
World Kinect Corp.	2,006	46,499
		181,326

The accompanying notes are an integral part of these financial statements.

2

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 67.3% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 1.6%
Cheniere Energy, Inc.	352	$73,378
Energy Transfer LP	5,738	95,882
		169,260
Total Energy		660,485

Financials - 20.2%
Asset Management & Custody Banks - 3.0%
Ameriprise Financial, Inc.	362	164,978
Bank of New York Mellon Corp.	282	31,612
State Street Corp.	989	117,711
		314,301
Commercial & Residential Mortgage Finance - 1.1%
Essent Group Ltd.	1,329	83,408
Federal Agricultural Mortgage Corp. - Class C	217	37,272
		120,680
Consumer Finance - 0.5%
SLM Corp.	1,788	52,389

Diversified Banks - 1.3%
US Bancorp	2,743	134,544

Insurance Brokers - 1.0%
Willis Towers Watson PLC	317	101,757

Investment Banking & Brokerage - 1.6%
Jefferies Financial Group, Inc.	967	55,660
LPL Financial Holdings, Inc.	313	111,441
		167,101
Life & Health Insurance - 0.6%
Lincoln National Corp.	1,500	61,710

Property & Casualty Insurance - 3.2%
Arch Capital Group Ltd. (a)	1,436	134,869
Assured Guaranty Ltd.	586	53,057
Axis Capital Holdings Ltd.	856	87,517
First American Financial Corp.	1,042	68,522
		343,965
Regional Banks - 1.0%
East West Bancorp, Inc.	352	37,558
Wintrust Financial Corp.	531	71,165
		108,723

The accompanying notes are an integral part of these financial statements.

3

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 67.3% (CONTINUED)	Shares	Value
Reinsurance - 2.0%
Everest Group Ltd.	345	$108,430
Reinsurance Group of America, Inc.	224	42,531
RenaissanceRe Holdings Ltd.	253	66,076
		217,037
Transaction & Payment Processing Services - 4.9%
Fidelity National Information Services, Inc.	1,581	103,982
Fiserv, Inc. (a)	1,004	61,716
Global Payments, Inc.	2,819	213,567
PayPal Holdings, Inc.	2,179	136,602
		515,867
Total Financials		2,138,074

Health Care - 14.7%
Biotechnology - 1.2%
Biogen, Inc. (a)	431	78,481
BioMarin Pharmaceutical, Inc. (a)	948	53,021
		131,502
Health Care Equipment - 2.6%
Baxter International, Inc.	2,337	43,795
GE HealthCare Technologies, Inc.	1,787	142,942
Zimmer Biomet Holdings, Inc.	857	83,575
		270,312
Health Care Facilities - 1.5%
Tenet Healthcare Corp. (a)	725	157,209

Health Care Services - 1.5%
CVS Health Corp.	1,219	97,959
Labcorp Holdings, Inc.	209	56,175
		154,134
Health Care Supplies - 0.8%
Haemonetics Corp. (a)	1,044	84,929

Life Sciences Tools & Services - 1.5%
Avantor, Inc. (a)	5,674	66,556
ICON PLC (a)	513	94,905
		161,461
Managed Health Care - 4.3%
Centene Corp. (a)	2,127	83,676
Elevance Health, Inc.	661	223,590
Humana, Inc.	441	108,385
Molina Healthcare, Inc. (a)	269	39,882
		455,533

The accompanying notes are an integral part of these financial statements.

4

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 67.3% (CONTINUED)	Shares	Value
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	451	$79,615
Viatris, Inc.	5,210	55,695
		135,310
Total Health Care		1,550,390

Industrials - 5.7%
Agricultural & Farm Machinery - 0.5%
AGCO Corp.	508	53,828

Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	845	74,918

Data Processing & Outsourced Services - 0.5%
Maximus, Inc.	589	50,707

Electrical Components & Equipment - 0.7%
Acuity, Inc.	187	68,520

Human Resource & Employment Services - 0.4%
Robert Half, Inc.	1,693	45,779

Passenger Airlines - 1.0%
Alaska Air Group, Inc. (a)	756	32,402
Delta Air Lines, Inc.	1,074	68,843
		101,245
Research & Consulting Services - 0.8%
Equifax, Inc.	229	48,633
Science Applications International Corp.	448	38,622
		87,255
Security & Alarm Services - 0.6%
Brink's Co.	560	62,905

Trading Companies & Distributors - 0.5%
WESCO International, Inc.	198	52,947
Total Industrials		598,104

Information Technology - 2.2%
Application Software - 0.6%
Zoom Communications, Inc. - Class A (a)	759	64,485

Technology Distributors - 1.6%
Arrow Electronics, Inc. (a)	386	41,692
Avnet, Inc.	928	44,089
The accompanying notes are an integral part of these financial statements.

5

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

COMMON STOCKS - 67.3% (CONTINUED)	Shares	Value
Technology Distributors - 1.6% (Continued)
TD SYNNEX Corp.	563	$85,846
		171,627
Total Information Technology		236,112

Materials - 2.7%
Construction Materials - 0.5%
CRH PLC	448	53,742

Fertilizers & Agricultural Chemicals - 1.0%
Corteva, Inc.	855	57,687
Mosaic Co.	1,818	44,523
		102,210
Paper & Plastic Packaging Products & Materials - 0.6%
Graphic Packaging Holding Co.	3,800	61,484

Specialty Chemicals - 0.6%
International Flavors & Fragrances, Inc.	974	67,673
Total Materials		285,109

Real Estate - 0.7%
Real Estate Services - 0.7%
Jones Lang LaSalle, Inc. (a)	234	76,212

Utilities - 1.0%
Electric Utilities - 1.0%
Edison International	1,109	65,309
PG&E Corp.	2,506	40,397
Total Utilities		105,706
TOTAL COMMON STOCKS (Cost $6,753,653)		7,106,071

EXCHANGE TRADED FUNDS - 30.6%
Vanguard Mid-Cap ETF	1,837	536,680
Vanguard Mid-Cap Value ETF	5,745	1,019,967
Vanguard Small-Cap ETF	2,124	549,585
Vanguard Small-Cap Value ETF	5,301	1,122,063
TOTAL EXCHANGE TRADED FUNDS (Cost $2,747,122)		3,228,295

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Financials - 0.4%
Mortgage REITs - 0.4%
Starwood Property Trust, Inc.	2,306	42,292

The accompanying notes are an integral part of these financial statements.

6

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 1.3% (CONTINUED)	Shares		Value
Real Estate - 0.9%
Industrial REITs - 0.4%
Americold Realty Trust, Inc.	3,839		$41,576

Single-Family Residential REITs - 0.5%
Sun Communities, Inc.	369		47,542
Total Real Estate			89,118
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $158,796)			131,410

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.92% (b)	87,386		87,386
TOTAL MONEY MARKET FUNDS (Cost $87,386)			87,386

TOTAL INVESTMENTS - 100.0% (Cost $9,746,957)			$10,553,162
Other Assets in Excess of Liabilities - 0.0% (c)		0.00036	3,793
TOTAL NET ASSETS - 100.0%			$10,556,955

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

7

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

ASSETS:
Investments, at value (See Note 2)	$10,553,162
Dividends receivable	7,125
Dividend tax reclaims receivable	42
Total assets	10,560,329

LIABILITIES:
Payable to adviser (See Note 3)	3,374
Total liabilities	3,374
NET ASSETS	$10,556,955

NET ASSETS CONSISTS OF:
Paid-in capital	$10,085,278
Total distributable earnings	471,677
Total net assets	$10,556,955

Net assets	$10,556,955
Shares issued and outstanding(a)	350,000
Net asset value per share	$30.16

COST:
Investments, at cost	$9,746,957

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

STATEMENT OF OPERATIONS
For the Year Ended November 30, 2025

INVESTMENT INCOME:
Dividend income	$189,927
Less: Dividend withholding taxes	(992)
Securities lending income (See Note 4)	69
Total investment income (loss)	189,004

EXPENSES:
Investment advisory fee (See Note 3)	42,152
Total expenses	42,152
Expense reimbursement by Adviser (See Note 3)	(5,408)
Net expenses	36,744
NET INVESTMENT INCOME (LOSS)	152,260

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(293,942)
In-kind redemptions	1,053,545
Net realized gain (loss)	759,603
Net change in unrealized appreciation (depreciation) on:
Investments	(976,164)
Net change in unrealized appreciation (depreciation)	(976,164)
Net realized and unrealized gain (loss)	(216,561)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(64,301)

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
STATEMENT OF CHANGES IN NET ASSETS

	Year ended November 30, 2025	Period ended November 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$152,260	$117,174
Net realized gain (loss)	759,603	357,857
Net change in unrealized appreciation (depreciation)	(976,164)	1,782,369
Net increase (decrease) in net assets from operations	(64,301)	2,257,400

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(150,995)	(91,719)
Total distributions to shareholders	(150,995)	(91,719)

CAPITAL TRANSACTIONS:
Shares sold	3,749,108	12,163,410
Shares redeemed	(4,621,081)	(2,684,867)
Net increase (decrease) in net assets from capital transactions	(871,973)	9,478,543

NET INCREASE (DECREASE) IN NET ASSETS	(1,087,269)	11,644,224

NET ASSETS:
Beginning of the period	11,644,224	—
End of the period	$10,556,955	$11,644,224

SHARES TRANSACTIONS
Shares sold	130,000	480,000
Shares redeemed	(160,000)	(100,000)
Total increase (decrease) in shares outstanding	(30,000)	380,000

(a) The Fund commenced operations from December 18, 2023.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

FINANCIAL HIGHLIGHTS

	INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Alpha Blue Capital US Small-Mid Cap Dynamic ETF
11/30/2025	$30.64	0.42	(0.49)	(0.07)	(0.41)	(0.41)	$30.16	-0.16%	$10,557	0.40%	0.35%	1.44%	46%
11/30/2024(g)	$24.94	0.34	5.61	5.95	(0.25)	(0.25)	$30.64	24.01%	$11,644	0.40%	0.25%	1.34%	25%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Inception date of the Fund was December 18, 2023.

The accompanying notes are an integral part of these financial statements.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025

NOTE 1 – ORGANIZATION

Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 18, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from December 1, 2024 to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

(“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$7,106,071	$—	$—	$7,106,071
Exchange Traded Funds	3,228,295	—	—	3,228,295
Real Estate Investment Trusts	131,410	—	—	131,410
Money Market Funds	87,386	—	—	87,386
Total Investments	$10,553,162	$—	$—	$10,553,162

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

D.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

E.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

F.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(1,028,082)	$1,028,082

G.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The Fund’s investment adviser waived receipt of its management fees and/or assume expenses of the Fund so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), acquired fund fees and expenses, brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) did not exceed 0.25% of the Fund’s average daily net assets.This agreement remained in place through March 31, 2025, after which it was discontinued. Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

Alpha Blue Capital Management LP (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, there were no securities of the Fund out to loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $69.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$4,859,154	$4,828,106

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$3,655,223	$4,587,267

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for current fiscal period, were as follows:

Tax cost of Investments	$9,959,275
Gross tax unrealized appreciation	1,359,854
Gross tax unrealized depreciation	(765,967)
Net tax unrealized appreciation (depreciation)	$593,887
Undistributed ordinary income	26,426
Undistributed long-term gain	—
Total distributable earnings	26,426
Other accumulated gain (loss)	(148,636)
Total accumulated gain (loss)	$471,677

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital or late-year losses.

At the end of the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(143,010)	$(4,364)

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and the fiscal period ended November 30, 2024, were as follows:

Ordinary Income
Year ended November 30, 2025	Period ended November 30, 2024(a)
$150,995	$91,719

(a) Inception date of the Fund was December 18, 2023.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Alpha Blue Capital US Small-Mid Cap Dynamic ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Alpha Blue Capital US Small-Mid Cap Dynamic ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets and the financial highlights for the year ended November 30, 2025 and for the period December 18, 2023 (commencement of operations) to November 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 99.62%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 61.82%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 30, 2026